Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Related Party [Line Items]
Management salaries and directors' fees	$ 378	$ 290
Share-based compensation	540	540
Total	1,118	1,012
Directors [Member]
Disclosure Of Related Party [Line Items]
Management salaries and directors' fees	$ 200	$ 182